UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM 10-D

________________

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2015 to November 30, 2015

Commission File Number of issuing entity: 333-181103-03

Central Index Key Number of issuing entity: 0001568898

GE EQUIPMENT TRANSPORTATION LLC, SERIES 2013-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181103

Central Index Key Number of depositor: 0001180571

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GE Capital US Holdings, Inc.*
(Exact name of sponsor as specified in its charter)

Commission Index Key Number of sponsor: 0016604922**

Ronald R. Coty (203) 229-5538

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

201 Merritt 7, Norwalk, Connecticut	06851
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 749-2101
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

* Successor in interest to General Electric Capital Corporation

** The Commission Index Key Number for General Electric Capital Corporation, the predecessor in interest to GE Capital U.S. Holdings, Inc. is 000040554.

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2013-1 Asset Backed notes in the Classes Specified herein	[_____]	[_____]	[__X___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No ____

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in Exhibit 99.1

Introductory and explanatory information regarding the material terms, parties and distributions in Exhibit 99.1 is included in the Prospectus Supplement relating the Asset Backed Notes, Series 2013-1 (the “Series 2013-1 Notes”) dated March 12, 2013 and the related Prospectus dated March 6, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered under the 2013-1 Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class B and Class C.

No assets securitized by General Electric Capital Corporation, as predecessor in interest to GE Capital US Holdings, Inc., (the “Securitizer”) and held by GE Equipment Transportation LLC, Series 2013-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2015 to November 30, 2015.

The Securitizer filed its most recent Form ABS-15G on January 12, 2015. The CIK number of the Securitizer is 0000040554.

Item 1A. Asset Level Information.

Inapplicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Inapplicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Citibank, N.A. (“Citibank”) is acting as Indenture Trustee of this ABS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions.  Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts.  On November 24, 2014, plaintiffs sought leave to withdraw this action.  On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court.  In January 2015, the court closed plaintiffs’ original state court action.  Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the federal court dismissed all the claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to the 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. The case involves the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York.  This action relates to one private-label RMBS trust for which Citibank formerly served as trustee.  FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank is jointly briefing motion to dismiss with the Bank of New York Mellon and U.S. Bank, entities that have been sued by FDIC in their capacity as trustee, and those cases are all in front of Judge Carter.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and continues to vigorously defend against these litigations.  Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Indenture for this ABS transaction.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Default Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Nothing to report.

Item 6. Significant Obligors of Pool Assets.

Nothing to report.

Item 7. Change in Sponsor Interest in the Securities.

Nothing to report.

Item 8. Significant Enhancement Provider Information.

Nothing to report.

Item 9. Other Information.

Nothing to report.

Item 10. Exhibits.

(a) Documents filed as part of this report

Exhibit 99.1 2013-1 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C.
(Depositor)

Dated: December 30, 2015	By:	/s/ Thomas A. Davidson
	Name:	Thomas A. Davidson
	Title:	President and Chief Executive Officer